Financial Risk Management - Schedule of Sensitivity of Profit or Loss to Changes in Exchange Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EUR [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase /decrease exchange rate vs USD	5.00%	5.00%
Effect on profit before tax (in USD ‘000)	$ (688)	$ (185)
Effect on shareholders’ equity (in USD ‘000)	$ (688)	$ (185)
Increase /decrease exchange rate vs USD	(5.00%)	(5.00%)
Effect on profit before tax (in USD ‘000)	$ 688	$ 185
Effect on shareholders’ equity (in USD ‘000)	$ 688	$ 185
CHF [Member]
Disclosure Of Financial Risk Management [Line Items]
Increase /decrease exchange rate vs USD	5.00%	5.00%
Effect on profit before tax (in USD ‘000)	$ (26)	$ (497)
Effect on shareholders’ equity (in USD ‘000)	$ 26	$ (497)
Increase /decrease exchange rate vs USD	(5.00%)	(5.00%)
Effect on profit before tax (in USD ‘000)	$ 26	$ 497
Effect on shareholders’ equity (in USD ‘000)	$ (26)	$ 497